Annual Total Returns [BarChart] - iShares 0-5 Year TIPS Bond ETF - iShares 0-5 Year TIPS Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	4.31%
Annual Return 2012	2.20%
Annual Return 2013	(1.73%)
Annual Return 2014	(1.28%)
Annual Return 2015	(0.10%)
Annual Return 2016	2.77%
Annual Return 2017	0.80%
Annual Return 2018	0.50%
Annual Return 2019	4.90%
Annual Return 2020	5.16%